Significant Accounting Policies (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Significant Accounting Policies [Abstract]
Schedule of condensed balance sheets are reconciled
Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	(11,960,000)
Issuance costs related to Class A ordinary shares	(19,450,398)
Plus:
Accretion of carrying value to redemption value	31,410,398
Contingently redeemable Class A ordinary shares	$345,000,000

Schedule of diluted loss per ordinary share
	For the Three Months ended September 30, 2021	For the Nine Months ended September 30, 2021
Ordinary shares subject to possible redemption
Numerator:
Net income allocable to Class A ordinary shares subject to possible redemption	$ 6,205,927	$ 3,803,233
Denominator:
Weighted Average Redeemable Class A Ordinary shares, Basic and Diluted	34,500,000	24,895,604
Basic and Diluted net income per share, Redeemable Class A Ordinary shares	0.18	$ 0.15
Non-Redeemable Ordinary shares
Numerator:
Net income allocable to Class B ordinary shares not subject to redemption	$ 1,551,482	$ 1,218,711
Denominator:
Weighted Average Non-Redeemable Ordinary shares, Basic and Diluted	8,625,000	7,977,564
Basic and diluted net income per share, ordinary shares	0.18	$ 0.15